Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Current Assets
Cash and Cash Equivalents	$ 404	$ 186
Accounts Receivable and Accrued Revenues	1,137	1,551
Income Tax Receivable	14	10
Inventories	1,109	1,532
Risk Management	3	5
Total Current Assets	2,667	3,284
Exploration and Evaluation Assets, Net	776	787
Property, Plant and Equipment, Net	25,722	27,834
Right-of-Use Assets, Net	1,202	1,325
Other Assets	207	211
Deferred Income Taxes	11
Goodwill	2,272	2,272
Total Assets	32,857	35,713
Current Liabilities
Accounts Payable and Accrued Liabilities	1,549	2,210
Short-Term Borrowings	137
Lease Liabilities	196	196
Contingent Payment	20	79
Onerous Contract Provisions	18	17
Income Tax Payable	10	17
Risk Management	6	2
Total Current Liabilities	1,936	2,521
Long-Term Debt	7,797	6,699
Lease Liabilities	1,637	1,720
Contingent Payment	26	64
Onerous Contract Provisions	33	46
Decommissioning Liabilities	877	1,235
Other Liabilities	129	195
Deferred Income Taxes	3,390	4,032
Total Liabilities	15,825	16,512
Shareholders’ Equity	17,032	19,201
Total Liabilities and Shareholders’ Equity	$ 32,857	$ 35,713